LVIP BlackRock Equity Dividend Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the prospectus for the LVIP BlackRock Equity Dividend Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have an additional strategy from the sub-adviser, portfolio managers for the new strategy, and additional risks.

The following replaces the Annual Fund Operating Expenses on page 1:

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.73%	0.73%

Distribution and/or Service (12b-1) fees	None	0.25%

Other Expenses	0.08%	0.08%

Total Annual Fund Operating Expenses	0.81%	1.06%

Less Fee Waiver[1]	(0.12%)	(0.12%)

Total Annual Fund Operating Expenses (After Fee Waiver)	0.69%	0.94%

[1] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.11% on the first $750 million of the Fund’s average daily net assets; and 0.15% of the Fund’s average daily net assets in excess of $750 million. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

The following table replaces the expense example on page 1:

	1 year	3 years	5 years	10 years
Standard Class	$70	$247	$438	$ 991

Service Class	$96	$325	$573	$1,283

The following replaces the first three paragraphs under Principal Investment Strategies on page 2 and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund, under normal circumstances, seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. The Fund will generally employ a value-oriented analysis and, under normal circumstances, will invest at least 80% of its net assets in large capitalization, dividend paying, equity securities. The Fund may invest in securities of companies with any market capitalization, but generally focuses on large-cap securities. The Fund also may invest in convertible securities and non-convertible preferred stock. Equity securities include common stock, preferred stock, or securities convertible into common stock. Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (“debt security convertibles”) or dividends (“preferred stock”). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock also may be convertible into common stock. The Fund may invest up to 25% of the Fund’s assets in securities of foreign issuers. The Fund may invest in securities from any country, including emerging markets. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies.

Lincoln Investment Advisors Corporation (“adviser”) serves as the investment adviser to the Fund. The adviser has selected BlackRock Investment Management LLC (“BlackRock”) to serve as the Fund’s sub-adviser. The sub-adviser is responsible for the day-to-day management of the Fund’s assets that the adviser allocates to each investment strategy. The adviser may change the allocation at any time, in its sole discretion and the percentage of the Fund’s assets allocated to each strategy may change over time.

For the “equity dividend” strategy, BlackRock selects investments that it believes will both increase in value over the long term and provide current income, focusing on investments that will do both, instead of those that will favor current income over capital appreciation.

For the “select dividend” strategy, BlackRock uses a quantitative, index-oriented approach to replicate the securities included in the Dow Jones U.S. Select Dividend Index (the “Underlying Index”), which measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time.

The adviser intends to allocate approximately 75% of the portion of the Fund’s assets not subject to the overlay to the “equity dividend” strategy and approximately 25% of the portion of the Fund’s assets not subject to the overlay to the “select dividend” strategy. Such allocations are subject to change at the discretion of the adviser.

The following risks are added to the Principal Risks on page 2:

●	Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
●	Liquidity Risk. Liquidity risk is the risk that holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired.
●	Passive Management Risk. An indexing strategy invests in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
●	Securities Lending Risk. A fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. A fund may lose money if it does not recover the securities it lends. A fund may also lose money if the value of the collateral posted for the loan declines.

The following portfolio managers are added to the information under Investment Adviser and Sub-Adviser on page 4:

BlackRock Portfolio Managers	Company Title	Experience with Fund
Christopher Bliss	Managing Director	Since February 2016
Alan Mason	Managing Director	Since February 2016
Greg Savage	Managing Director	Since February 2016

The following risks are added to the Principal Risks on page 7:

Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments. Investments in a select group of securities can be subject to a greater risk of loss and may be more volatile than investments that are more diversified.

Liquidity Risk. Liquidity risk is the risk that holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired.

Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.

Securities Lending Risk. A fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. A fund may lose money if it does not recover the securities it lends. A fund may also lose money if the value of the collateral posted for the loan declines. Securities lending may also have certain potential adverse tax consequences.

The following portfolio managers are added to the list of BlackRock Portfolio Managers on page 10:

Christopher Bliss, CFA, CPA, is a Managing Director, and head of Institutional Portfolio Management within Blackrock’s Index Equity team. His service with the firm dates back to 2004, including his year with BGI. Mr. Bliss holds a B.S. from Northern Illinois University and an M.B.A. from the University of Chicago. He is a Chartered Financial Analyst® (CFA) Charterholder.

Alan Mason, is a Managing Director, and is the Head of the Americas Beta Strategies Portfolio Management team with BlackRock. Mr. Mason’s service with BlackRock dates back to 1991, including his years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. Mr. Mason holds a B.A. in music, summa cum laude, from Baylor University, an M.A. in musicology, with honors, from the University of Louisville, and an M.A. in ethnomusicology from the University of California Berkeley

Greg Savage, CFA, is a Managing Director and is the Head of iShares Portfolio Management within BlackRock’s Index Equity team. Mr. Savage’s service with the firm dates back to 1999, including his years with BGI. Mr. Savage holds a B.S. from the University of Colorado and is a Chartered Financial Analyst® (CFA) Charterholder.

LVIP ClearBridge Variable Appreciation Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP ClearBridge Variable Appreciation Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, investment strategies, and risks.

The name of the Fund will be LVIP Blended Core Equity Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces the Annual Fund Operating Expenses on page 1:

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.64%	0.64%

Distribution and/or Service (12b-1) fees	None	0.35%

Other Expenses	0.24%	0.24%

Acquired Fund Fees and Expenses (AFFE) [1]	0.67%	0.67%

Total Annual Fund Operating Expenses (including AFFE)[2]	1.55%	1.90%

Less Fee Waiver and Expense Reimbursement[3]	(0.88%)	(0.88%)

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.67%	1.02%

[1] AFFE is based on estimated amounts for the current fiscal year.

[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[3] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.64% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.00% of the Fund’s average daily net assets for the Standard Class (and 0.35% for the Service Class). Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

The following table replaces the expense example on page 1:

	1 year	3 years	5 years	10 years
Standard Class	$ 68	$403	$761	$1,771

Service Class	$104	$511	$945	$2,151

The following replaces paragraphs 1 and 2 under Principal Investment Strategies on page 2 and similar text under Investment Objective and Principal Investment Strategies on pages 5-6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a fund of funds structure. Under normal circumstances, the Fund invests substantially all of its assets in mutual funds (“underlying funds”) which, in turn, under normal circumstances, invest at least 80% of their assets in equity securities. The Fund also seeks to control the level of portfolio volatility by employing an actively managed risk-management overlay.

Blended Core Equity Strategy. The Fund, through underlying funds, invests primarily in equity securities. An underlying fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which an underlying fund invests are large-capitalization issuers.

The Fund, through the underlying funds, invests a large percentage of its assets in equity securities of U.S. companies, although it may also invest in equity securities of foreign issuers, either directly or through depositary receipts. Certain underlying funds also may invest in short sales. Certain underlying funds also may invest, to a limited extent, in derivatives consistent with their investment program, such as futures contracts.

In selecting securities, certain underlying funds look for investments among a strong core of growth and value stocks, consisting primarily of blue chip companies dominant in their industries. Certain underlying funds also may invest in companies with prospects for sustained earnings growth and/or a cyclical earnings record. Certain underlying funds use a disciplined portfolio construction process whereby they weight each sector and industry approximately the same as the S&P 500 Index. Certain underlying funds also may purchase stocks that are not in the S&P 500 Index, but it is expected that a majority of such underlying funds’ total assets will be invested in stocks that are in the index at the time of purchase.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds or removing underlying funds from the asset allocation strategy. The adviser also will periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund selection is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund.

The Fund intends to allocate to underlying funds including, but not limited to, the ClearBridge Variable Appreciation Portfolio (in an amount initially expected to be 60% of the portion of the Fund’s assets not subject to the overlay) and the T. Rowe Price Capital Opportunity Fund (in an amount initially expected to be 40% of the portion of the Fund’s assets not subject to the overlay). The allocation to the underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 2 and similar text on page 7:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 2 and 7:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

The following risks are added under Principal Risks on pages 2-3:

●	Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.

●	Securities Lending Risk. A fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. A fund may lose money if it does not recover the securities it lends. A fund may also lose money if the value of the collateral posted for the loan declines.

●

Short Sale Risk. Short sale strategies entail certain unique risks. Short sales involve the risk of loss by buying a security at a higher price than the price at which the Fund previously sold the security short. Because a loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. The Fund’s securities held long may decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

The following replaces the information under Portfolio Managers on page 4:

Portfolio Managers

The individuals responsible for the Fund’s investment into the underlying funds and the managed volatility strategy are:

LIA Portfolio Managers	Company Title	Experience with Fund
Kevin J. Adamson	President, Chief Operating Officer	Since January 2014
Patrick McAllister	Vice President	Since August 2015

The following is added to the end of the last paragraph under Investment Objective and Principal Investment Strategies on page 7:

The Fund may change its policy of investing at least 80% of its net assets in a portfolio of investments that provide exposure to equity securities only upon 60 days’ notice to shareholders.

The following replaces What is the Underlying Fund? on page 7:

What are the Underlying Funds?

The Fund operates as a “fund of funds” structure, which means that the Fund invests some or all of its assets in other mutual funds. For this structure, the Fund may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Fund also has received an exemptive order from the SEC (Release Nos. 29168 and 29196) to permit the Fund to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. Under the SEC order, the Fund may also invest in other securities and financial instruments that are not issued by mutual funds.

The Fund’s relative weightings in the underlying funds will vary over time. The Fund is not required to invest in any particular underlying fund. The adviser may add, eliminate or replace underlying funds at any time and without notice and may invest in affiliated or non-affiliated funds or other types of investment securities.

The following risks are added under Principal Risks on page 7:

Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect performance. High portfolio turnover (e.g., over 100%) generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.

Securities Lending Risk. A fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. A fund may lose money if it does not recover the securities it lends. A fund may also lose money if the value of the collateral posted for the loan declines. Securities lending may also have certain potential adverse tax consequences.

Short Sale Risk. Short sale strategies entail certain unique risks. When selling a security short, the Fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short.

In addition, if the Fund had to deliver the securities sold short when other short sellers of the security also want to close out their positions, a “short squeeze” can occur. A short squeeze occurs when demand is greater than supply for the security sold short. Moreover, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund’s loss on a long position arises from decreases in the value of the security and therefore is limited because the security’s value cannot drop below zero. The Fund’s securities held long may decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

The information regarding the Underlying Fund Portfolio Managers on page 10 is deleted.

LVIP Dimensional International Core Equity Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP Dimensional International Core Equity Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, investment strategies, and risks.

The name of the Fund will be LVIP Dimensional International Equity Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces the Annual Fund Operating Expenses on page 1:

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.25%	0.25%

Distribution and/or Service (12b-1) fees	None	0.25%

Other Expenses	0.08%	0.08%

Acquired Fund Fees and Expenses (AFFE)[1]	0.52%	0.52%

Total Annual Fund Operating Expenses (including AFFE)[2]	0.85%	1.10%

Less Fee Waiver[3]	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (After Fee Waiver)	0.65%	0.90%

[1] AFFE is based on estimated amounts for the current fiscal year.

[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[3] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.20% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

The following table replaces the expense example on page 1:

	1 year	3 years	5 years	10 years
Standard Class	$ 66	$251	$452	$1,030

Service Class	$ 92	$330	$587	$1,322

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “underlying funds”), one or more of which may be a feeder fund that invests substantially all of its assets in a master fund which invests directly in securities or other investments (and would also be classified as an underlying fund of the Fund). The Fund also seeks to control the level of portfolio volatility by employing an actively managed risk management overlay. The underlying funds may include funds affiliated with the adviser.

International Equity Strategy. Under normal circumstances, the Fund, through the underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities of non-U.S. companies in developed markets. The underlying funds may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The underlying funds also may use derivatives, such as futures contracts and options on futures contracts for non-U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain underlying funds may lend their portfolio securities to generate additional income.

Certain underlying funds use a market capitalization weighted approach to purchase securities of large non-U.S. companies in countries with developed markets that the portfolio managers of the underlying fund (“UF Managers”) determine to be value stocks. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in such underlying funds. The UF Managers of certain underlying funds may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and profitability, as well as other factors that such UF Managers determine to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In assessing profitability, certain UF Managers may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

Certain underlying funds purchase a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization and value companies as compared to their representation in the international universe. For purposes of such underlying funds, the UF Managers define the international universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by management of such underlying funds. Certain underlying funds’ increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of such underlying fund’s assets to the largest growth companies relative to their weight in the international universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund allocation is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund

The Fund intends to allocate to underlying funds, including, but not limited to the LVIP Dimensional International Core Equity Fund (in an amount initially expected to be 50% of the portion of the Fund’s assets not subject to the overlay) and the DFA International Value Portfolio (in an amount initially expected to be 50% of the portion of the Fund’s assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 3 and similar text on page 7:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 3 and 7:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

The following risks are added under Principal Risks on page 3:

●	Securities Lending Risk. A fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. A fund may lose money if it does not recover the securities it lends. A fund may also lose money if the value of the collateral posted for the loan declines.

The following replaces the information under Portfolio Managers on page 5:

Portfolio Managers

The individuals responsible for the Fund’s investment into the underlying funds and the managed volatility strategy are:

LIA Portfolio Managers	Company Title	Experience with Fund
Kevin J. Adamson	President, Chief Operating Officer	Since May 2011
Patrick McAllister	Vice President	Since August 2015

The following replaces What is the Underlying Fund? on page 7:

What are the Underlying Funds?

The Fund operates as a “fund of funds” structure, which means that the Fund invests some or all of its assets in other mutual funds. For this structure, the Fund may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Fund also has received an exemptive order from the SEC (Release Nos. 29168 and 29196) to permit the Fund to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. Under the SEC order, the Fund may also invest in other securities and financial instruments that are not issued by mutual funds.

The Fund’s relative weightings in the underlying funds will vary over time. The Fund is not required to invest in any particular underlying fund. The adviser may add, eliminate or replace underlying funds at any time and without notice and may invest in affiliated or non-affiliated funds or other types of investment securities.

The following risks are added under Principal Risks on page 7:

Securities Lending Risk. A fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. A fund may lose money if it does not recover the securities it lends. A fund may also lose money if the value of the collateral posted for the loan declines. Securities lending may also have certain potential adverse tax consequences.

The information regarding the Underlying Fund Portfolio Managers on page 11 is deleted.

LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, investment strategies, and risks.

The name of the Fund will be LVIP Dimensional U.S. Equity Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces the Annual Fund Operating Expenses on page 1:

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.25%	0.25%

Distribution and/or Service (12b-1) fees	None	0.25%

Other Expenses	0.06%	0.06%

Acquired Fund Fees and Expenses (AFFE)[1]	0.30%	0.30%

Total Annual Fund Operating Expenses (including AFFE)[2]	0.61%	0.86%

Less Fee Waiver[3]	(0.20%)	(0.20%)

Total Annual Fund Operating Expenses (After Fee Waiver)	0.41%	0.66%

[1] AFFE is based on estimated amounts for the current fiscal year.

[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[3] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.20% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

The following table replaces the expense example on page 1:

	1 year	3 years	5 years	10 years
Standard Class	$42	$175	$320	$ 743

Service Class	$67	$254	$457	$1,042

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “underlying funds”), while seeking to control the level of portfolio volatility by employing an actively managed risk management overlay. The underlying funds may include funds affiliated with the adviser.

U.S. Equity Strategy. Under normal circumstances, the Fund, through the underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities that are tied economically to the U.S. The underlying funds also may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Certain underlying funds purchase a broad and diverse group of securities of U.S. companies with a greater emphasis on small-capitalization and value companies as compared to their representation in the U.S. Universe. The U.S. Universe is generally defined as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange, NYSE MKT LLC, or Nasdaq Global Market® or such other securities exchanges deemed appropriate by an underlying fund’s investment adviser.

Certain underlying funds generally invest in the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. Under normal circumstances, substantially all of certain underlying funds’ net assets will be invested in the stocks that comprise the S&P 500® Index. Certain underlying funds also may lend their portfolio securities to generate additional income. Ordinarily, portfolio companies will not be sold by certain underlying funds except to reflect additions or deletions of the companies that comprise the S&P 500® Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the underlying fund’s shares. Given the impact on prices of securities affected by the reconstitution of the S&P 500® Index around the time of a reconstitution date, certain underlying funds may purchase or sell securities that may be impacted by the reconstitution before or after the reconstitution date of the S&P 500® Index. In seeking to approximate the total investment return of the S&P 500® Index, certain underlying funds’ management may also adjust the representation of securities in the underlying fund after considering such securities’ characteristics and other factors the underlying fund’s management determines to be appropriate.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund allocation is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund

The Fund intends to allocate to underlying funds, including, but not limited to the LVIP Dimensional U.S. Core 2 Equity Fund (in an amount initially expected to be 60% of the portion of the Fund’s assets not subject to the overlay) and the Dimensional U.S. Large Company Portfolio (in an amount initially expected to be 40% of the portion of the Fund’s assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 3 and similar text on page 7:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 3 and 7:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

The following risks are added under Principal Risks on page 3:

●	Securities Lending Risk. A fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. A fund may lose money if it does not recover the securities it lends. A fund may also lose money if the value of the collateral posted for the loan declines.

The following replaces the information under Portfolio Managers on page 4:

Portfolio Managers

The individuals responsible for the Fund’s investment into the underlying funds and the managed volatility strategy are:

LIA Portfolio Managers	Company Title	Experience with Fund
Kevin J. Adamson	President, Chief Operating Officer	Since May 2011
Patrick McAllister	Vice President	Since August 2015

The following replaces What is the Underlying Fund? on page 7:

What are the Underlying Funds?

The Fund operates as a “fund of funds” structure, which means that the Fund invests some or all of its assets in other mutual funds. For this structure, the Fund may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Fund also has received an exemptive order from the SEC (Release Nos. 29168 and 29196) to permit the Fund to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. Under the SEC order, the Fund may also invest in other securities and financial instruments that are not issued by mutual funds.

The Fund’s relative weightings in the underlying funds will vary over time. The Fund is not required to invest in any particular underlying fund. The adviser may add, eliminate or replace underlying funds at any time and without notice and may invest in affiliated or non-affiliated funds or other types of investment securities.

The following risks are added under Principal Risks on page 7:

Securities Lending Risk. A fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. A fund may lose money if it does not recover the securities it lends. A fund may also lose money if the value of the collateral posted for the loan declines. Securities lending may also have certain potential adverse tax consequences.

The information regarding the Underlying Fund Portfolio Managers on page 11 is deleted.

LVIP Franklin Mutual Shares VIP Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP Franklin Mutual Shares VIP Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, investment strategies, and risks.

The name of the Fund will be LVIP Franklin Templeton Value Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces the Annual Fund Operating Expenses on page 1:

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.65%	0.65%

Distribution and/or Service (12b-1) fees	None	0.35%

Other Expenses	0.16%	0.16%

Acquired Fund Fees and Expenses (AFFE)[1]	0.59%	0.59%

Total Annual Fund Operating Expenses (including AFFE) [2]	1.40%	1.75%

Less Fee Waiver and Expense Reimbursement[3]	(0.76%)	(0.76%)

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.64%	0.99%

[1] AFFE is based on estimated amounts for the current fiscal year.

[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[3] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.05% of the Fund’s average daily net assets for the Standard Class (and 0.40% for the Service Class). Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

The following table replaces the expense example on page 1:

	1 year	3 years	5 years	10 years
Standard Class	$ 65	$368	$693	$1,614

Service Class	$101	$477	$878	$1,999

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and similar text under Investment Objective and Principal Investment Strategies on pages 6-7 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “underlying funds”), while seeking to control the level of portfolio volatility by employing an actively managed risk management overlay.

Value Strategy. The underlying funds are primarily Franklin funds. The underlying funds invest in equity securities, including common stock, preferred stock, or securities convertible into common or preferred stock. Certain underlying funds also may invest in debt securities of all types, including debt securities that are rated below investment grade (also known as “junk bonds”) and mortgage-backed securities.

Certain underlying funds also may invest in foreign securities, either directly or through depositary receipts. Certain underlying funds invest in equity securities of U.S. or foreign companies that the underlying fund’s management believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). To a lesser extent, certain underlying funds also may invest in merger arbitrage securities and the debt and equity of distressed companies. Certain underlying funds also may, from time to time, attempt to hedge against market risk using a variety of derivatives. For purposes of pursuing their investment goals, certain underlying funds may enter into currency-related transactions involving certain derivative instruments, including currency forwards and currency futures contracts (including currency index futures contracts). The use of derivative currency transactions may allow certain underlying funds to obtain net long or net negative (short) exposure to selected currencies. Certain underlying funds may also enter into various other transactions involving derivatives, including put and call options on equity securities and swap agreements (which may include total return and credit default swaps). Certain underlying funds may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in currency exchange rates, market prices and other market factors.

Certain underlying funds invest in a broadly diversified portfolio of equity securities that the underlying fund’s management considers to be financially strong, with a focus on “blue chip” companies. Certain underlying funds invest predominantly in equity securities of financially sound companies that have paid consistently rising dividends. Companies that have paid consistently rising dividends include those companies that currently pay dividends on their common stocks and have maintained or increased their dividend rate during the last four consecutive years.

Certain underlying funds invest in a diversified portfolio of debt and equity securities and may shift from one asset class to another based on the underlying fund management’s analysis of the best opportunities for the underlying fund in a given market. Certain underlying funds may invest substantially all of their assets in below investment grade debt securities.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund allocation is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund

The Fund intends to allocate to underlying funds including, but not limited to, the Franklin Mutual Shares VIP Fund (in an amount initially expected to be 50% of the portion of the Fund’s assets not subject to the overlay), Franklin Income Fund (in an amount initially expected to be 30% of the portion of the Fund’s assets not subject to the overlay), Franklin Growth and Income VIP Fund (in an amount initially expected to be 10% of the portion of the Fund’s assets not subject to the overlay), and Franklin Rising Dividends VIP Fund (in an amount initially expected to be 10% of the portion of the Fund’s assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 3 and similar text on page 8:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 3 and 9:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

The following risks are added under Principal Risks on page 3:

●	Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds (“junk bonds”), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
●	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
●	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
●	Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
●	Convertible Bond Risk. The market value of a convertible bond performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible bond usually falls. In addition, convertible bonds are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible bonds are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible bond is also subject to the same types of market and issuer risks that apply to the underlying security.

The following replaces the information under Portfolio Managers on page 4:

Portfolio Managers

The individuals responsible for the Fund’s investment into the underlying funds and the managed volatility strategy are:

LIA Portfolio Managers	Company Title	Experience with Fund
Kevin J. Adamson	President, Chief Operating Officer	Since January 2014
Patrick McAllister	Vice President	Since August 2015

The following replaces What is the Underlying Fund? on pages 8-9:

What are the Underlying Funds?

The Fund operates as a “fund of funds” structure, which means that the Fund invests some or all of its assets in other mutual funds. For this structure, the Fund may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Fund also has received an exemptive order from the SEC (Release Nos. 29168 and 29196) to permit the Fund to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. Under the SEC order, the Fund may also invest in other securities and financial instruments that are not issued by mutual funds.

The Fund’s relative weightings in the underlying funds will vary over time. The Fund is not required to invest in any particular underlying fund. The adviser may add, eliminate or replace underlying funds at any time and without notice and may invest in affiliated or non-affiliated funds or other types of investment securities.

The following risks are added under Principal Risks on page 9:

Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds (“junk bonds”), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.

Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.

The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).

In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.

Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.

Convertible Bond Risk. The market value of a convertible bond performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible bond usually falls. In addition, convertible bonds are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible bonds are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible bond is also subject to the same types of market and issuer risk as apply to the underlying security.

The information regarding the Underlying Fund Portfolio Managers on page 12 is deleted.

LVIP Ivy Mid Cap Growth Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the prospectus for the LVIP Ivy Mid Cap Growth Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, an additional sub-adviser, portfolio managers from the new sub-adviser, investment strategies, and risks.

The name of the Fund will be LVIP Blended Mid Cap Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

T. Rowe Price Associates, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the first four paragraphs under Principal Investment Strategies on page 2 and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies that are high quality and/or offer above-average growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of mid-capitalization companies. Mid-capitalization companies are companies with market capitalizations within the range of companies in the Russell Midcap® Growth Index at the time of acquisition. As of December 31, 2014, this range of market capitalizations was between approximately $275 million and $33.5 billion.

Lincoln Investment Advisors Corporation (“adviser”) serves as the investment adviser to the Fund. The adviser has selected Ivy Investment Management Company (“Ivy”) and T. Rowe Price Associates (“T. Rowe Price”) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the adviser allocates to the sub-adviser. The adviser may change the allocation at any time, in its sole discretion, and the percentage of each sub-adviser’s share of the Fund’s assets may change over time.

In selecting securities for the Fund, Ivy primarily emphasizes a bottom-up approach and focuses on companies it believes have strong growth profiles, profitability, attractive valuations and sound capital structures. Ivy may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multiyear growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. Part of Ivy’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

T. Rowe Price’s stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The companies sought typically have: (1) a demonstrated ability to consistently increase revenues, earnings, and cash flow; (2) capable management; (3) attractive business niches; and (4) a sustainable competitive advantage. When T. Rowe Price selects investments, valuation measures, such as a company’s price/earnings (P/E) ratio relative to the market and its own growth rate are also considered. Holdings of high-yielding stocks will typically be limited, but the payment of dividends (even above-average dividends) does not disqualify a stock from consideration. However, investment holdings are expected to have relatively low dividend yields.

The adviser intends to allocate approximately 50% of the portion of the Fund’s assets not subject to the overlay to Ivy Investment Management Company and approximately 50% of the portion of the Fund’s assets not subject to the overlay to T. Rowe Price. Such allocations are subject to change at the discretion of the adviser.

The following risks are added to the Principal Risks on page 3:

●	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
●	Liquidity Risk. Liquidity risk is the risk that holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired.

The following replaces Investment Adviser and Sub-Adviser on page 4:

Investment Adviser and Sub-Advisers

Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)

Investment Sub-Adviser: Ivy Investment Management Company (“Ivy”)

Investment Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)

LIA Portfolio Managers	Company Title	Experience with Fund
Kevin J. Adamson	President, Chief Operating Officer	Since September 2012
Patrick McAllister	Vice President	Since August 2015

Ivy Portfolio Managers	Company Title	Experience with Fund
Kimberly A. Scott	Senior Vice President	Since May 2015

T. Rowe Price Portfolio Managers	Company Title	Experience with Fund
Donald J. Peters	Co-Chairman of Investment Advisory Committee	Since February 2016
Donald J. Easley	Co-Chairman of Investment Advisory Committee	Since February 2016

The following risks are added to the Principal Risks on page 7:

Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.

Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.

Liquidity Risk. Liquidity risk is the risk that holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired.

The following sub-adviser and portfolio manager information is added under Management and Organization on page 10:

Sub-Adviser	T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, is a registered investment adviser and Maryland corporation. T. Rowe Price was founded in 1937. T. Rowe Price and its affiliates provide investment advisory services to individual and institutional investor accounts and managed approximately $725.5 billion as of September 30, 2015. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

T. Rowe Price Portfolio Managers	Donald J. Easley and Donald J. Peters have primary responsibility for the Fund’s day-to-day portfolio management.

Donald J. Easely, is a Portfolio Manager in the U.S. Equity Division of T. Rowe Price. He joined the firm in 2000. Mr. Easley holds a B.A. in Economics from Swarthmore College and an M.B.A. in Finance and Accounting from the University of Chicago.

Donald J. Peters, is a Portfolio Manager and Quantitative Analyst for T. Rowe Price. He joined the firm in 1993. He holds a B.S. in economics from Tulane University and an M.B.A. from the Wharton School of Business of the University of Pennsylvania.

LVIP MFS International Growth Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP MFS International Growth Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, investment strategies, and risks.

The name of the Fund will be LVIP MFS International Equity Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces the Annual Fund Operating Expenses on page 1:

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.85%	0.85%

Distribution and/or Service (12b-1) fees	None	0.25%

Other Expenses	0.12%	0.12%

Acquired Fund Fees and Expenses (AFFE)[1]	0.77%	0.77%

Total Annual Fund Operating Expenses (including AFFE)[2]	1.74%	1.99%

Less Fee Waiver and Expense Reimbursement[3]	(0.77%)	(0.77%)

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.97%	1.22%

[1] AFFE is based on estimated amounts for the current fiscal year.

[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[3] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.20% of the Fund’s average daily net assets for the Standard Class (and 0.45% for the Service Class). Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

The following table replaces the expense example on page 1:

	1 year	3 years	5 years	10 years
Standard Class	$ 99	$473	$ 872	$1,988
Service Class	$124	$550	$1,001	$2,255

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “underlying funds”), while seeking to control the level of portfolio volatility by employing an actively managed risk management overlay. The underlying funds may include funds affiliated with the adviser.

International Equity Strategy. Under normal circumstances, the Fund, through the underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities (for example, common stocks or depository receipts). The underlying funds may invest in companies of any market capitalization. Certain underlying funds invest primarily in foreign equity securities, including emerging market equity securities.

Certain underlying funds may invest in the stocks of companies the underlying fund management believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies the underlying fund management believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

Certain underlying funds may invest a large percentage of their assets in issuers in a single country, a small number of countries, or a particular geographic region.

Certain underlying fund’s management uses a bottom-up investment approach to buying and selling investments for such underlying fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund allocation is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund

The Fund intends to allocate to underlying funds including, but not limited to, the LVIP MFS International Growth Fund (in an amount initially expected to be 70% of the portion of the Fund’s assets not subject to the overlay), MFS® Research International Portfolio (in an amount initially expected to be 20% of the portion of the Fund’s assets not subject to the overlay), and LVIP MFS Value Fund (in an amount initially expected to be 10% of the portion of the Fund’s assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 2 and similar text on page 7:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 2 and 7:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

The following risks are added under Principal Risks on page 3:

●	Liquidity Risk. Liquidity risk is the risk that holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired.

The following replaces the information under Portfolio Managers on page 4:

Portfolio Managers

The individuals responsible for the Fund’s investment into the underlying funds and the managed volatility strategy are:

LIA Portfolio Managers	Company Title	Experience with Fund
Kevin J. Adamson	President, Chief Operating Officer	Since April 2013
Patrick McAllister	Vice President	Since August 2015

The following replaces the last paragraph under Investment Objective and Principal Investment Strategies on page 7:

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its net assets in a portfolio of investments that provide exposure to equity securities only upon 60 days’ notice to shareholders.

The following replaces What is the Underlying Fund? on page 7:

What are the Underlying Funds?

The Fund operates as a “fund of funds” structure, which means that the Fund invests some or all of its assets in other mutual funds. For this structure, the Fund may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Fund also has received an exemptive order from the SEC (Release Nos. 29168 and 29196) to permit the Fund to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. Under the SEC order, the Fund may also invest in other securities and financial instruments that are not issued by mutual funds.

The Fund’s relative weightings in the underlying funds will vary over time. The Fund is not required to invest in any particular underlying fund. The adviser may add, eliminate or replace underlying funds at any time and without notice and may invest in affiliated or non-affiliated funds or other types of investment securities.

The following risks are added under Principal Risks on page 7:

Liquidity Risk. Liquidity risk is the risk that holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired.

The information regarding the Underlying Fund Portfolio Managers on page 10 is deleted.

LVIP Templeton Growth Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the prospectus for the LVIP Templeton Growth Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, additional sub-advisers, portfolio managers from the new sub-advisers, investment strategies, and risks.

The name of the Fund will be LVIP Franklin Templeton Global Equity Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

Franklin Advisers Inc., Franklin Advisory Services, LLC and Franklin Mutual Advisers, LLC will be added as additional sub-advisers to the Fund.

The following replaces the first two paragraphs under Principal Investment Strategies on page 2 and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund pursues its objective through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. The Fund, under normal circumstances, invests at least 80% of its net assets in equity securities issued by companies of any nation, including countries in emerging markets. Investments are primarily made in common stocks and may include those of mid-cap companies. The Fund’s investments will generally be selected from among many different industries. As a general matter, the Fund will invest in a minimum of five different foreign countries.

Lincoln Investment Advisors Corporation (“adviser”) serves as the investment adviser to the Fund. The adviser has selected Templeton Investment Counsel, LLC (“TIC”); Franklin Advisers Inc. (“FA”); Franklin Advisory Services, LLC (“FAS”); and Franklin Mutual Advisers, LLC (“FMA”) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the adviser allocates to the sub-adviser. The adviser may change the allocation at any time, in its sole discretion and the percentage of each sub-adviser’s share of the Fund’s assets may change over time.

TIC emphasizes a “value” approach to selecting stocks with the goal of identifying those companies selling at the greatest discount to future intrinsic value. TIC employs a “bottom-up” selection process which focuses on the financial condition and competitiveness of individual companies. While historical value measures (e.g. P/E ratios, operating profit margins, liquidation value) are important to this process, the primary factor in selecting individual stocks is a company’s current price relative to its future or long-term earnings potential, or real book value, whichever is appropriate. Securities are evaluated with a five-year investment horizon. A stock may be sold because there is substantially greater value in another stock, the stock approaches the “fair value” target price, or due to a deterioration in the fundamentals upon which the stock was purchased.

Under normal market conditions, FA seeks investments primarily in equity securities of companies that FA believes are leaders in innovation, take advantage of new technologies, have superior management, and benefit from new industry conditions in the dynamically changing global economy. The Fund may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the United States. Although FA searches for investments across a large number of sectors, it expects to have significant positions in particular sectors including, for example, technology and health care. FA uses fundamental, “bottom-up” research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, FA looks for companies it believes can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders.

Under normal market conditions, FAS invests in equity securities of financially sound companies that have paid consistently rising dividends. Companies that have paid consistently rising dividends include those companies that currently pay dividends on their common stocks and have maintained or increased their dividend rate during the last four consecutive years. Under normal market conditions, FAS primarily invests in securities of companies that have: (1) consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time; (2) increased dividends substantially (at least 100%) over the last 10 years; (3) reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies); (4) either long-term debt that is no more than 50% of total capitalization (except for utility companies) or senior debt that has been rated investment grade by at least one of the major bond rating organizations; and (5) attractive prices, either: (a) in the lower half of the stock’s price/earnings ratio range for the past 10 years; or (b) less than price/earnings ratio of the Standard & Poor’s® 500 Stock Index (this criterion applies only at the time of purchase).

FMA employs a research driven, fundamental value strategy for the Fund. FMA invests primarily in undervalued equity securities (securities trading at a discount to intrinsic value), including convertible securities. Investments are generally selected based on FMA’s own analysis of the security’s intrinsic value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. FMA examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

The Adviser intends to allocate approximately 50% of the portion of the Fund’s assets not subject to the overlay to Templeton Investment Counsel, LLC; approximately 10% of the portion of the Fund’s assets not subject to the overlay to Franklin Advisers, Inc.; approximately 30% of the portion of the Fund’s assets not subject to the overlay to Franklin Advisory Services, LLC and approximately 10% of the portion of the Fund’s assets not subject to the overlay to Franklin Mutual Advisers, LLC. Such allocations are subject to change at the discretion of the Adviser.

The following risks are added to the Principal Risks on page 2:

●	Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
●	Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
●	Liquidity Risk. Liquidity risk is the risk that holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired.

The following replaces Investment Adviser and Sub-Adviser on page 4:

Investment Adviser and Sub-Advisers

Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)

Investment Sub-Adviser: Templeton Investment Counsel, LLC (“TIC”)

Investment Sub-Adviser: Franklin Advisers, Inc. (“FA”)

Investment Sub-Adviser: Franklin Advisory Services, LLC (“FAS”)

Investment Sub-Adviser: Franklin Mutual Advisers, LLC (“FMA”)

LIA Portfolio Managers	Company Title	Experience with Fund
Kevin J. Adamson	President, Chief Operating Officer	Since September 2012
Patrick McAllister	Vice President	Since August 2015

TIC Portfolio Managers	Company Title	Experience with Fund
Peter Nori, CFA	Executive Vice President	Since July 2003
Cindy Sweeting	President and Director of Portfolio Management	Since October 1997
Heather Waddell	Senior Vice President and Portfolio Manager	Since January 2011

FA Portfolio Managers	Company Title	Experience with Fund
Rupert Johnson, Jr.	Vice Chairman, Director	Since February 2016
Matthew Moberg	Vice President, Portfolio Manager, Research Analyst	Since February 2016

FAS Portfolio Managers	Company Title	Experience with Fund
Bruce Baughman	Senior Vice President, Portfolio Manager	Since February 2016
Nicholas Getaz	Research Analyst, Portfolio Manager	Since February 2016
Donald Taylor	President and Chief Investment Officer	Since February 2016

FMA Portfolio Managers	Company Title	Experience with Fund
Philippe Brugere-Trelat	Executive Vice President, Portfolio Manager	Since February 2016
Peter Langerman	Chairman, President and Chief Executive Officer	Since February 2016
Timothy Rankin	Portfolio Manager, Research Analyst	Since February 2016

The following replaces the last paragraph under Investment Objective and Principal Investment Strategies on page 6:

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in equity securities only upon 60 days’ notice to shareholders.

The following risks are added to the Principal Risks on page 7:

Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.

Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Income-producing value stocks of companies that have had a record of paying dividends could reduce or eliminate their dividend payments for many reasons, including poor business prospects or a downward turn in the economy in general. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.

Liquidity Risk. Liquidity risk is the risk that holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired.

The following sub-adviser and portfolio manager information is added under Management and Organization on page 10:

Sub-Adviser	Franklin Advisers, Inc. (“FA”), One Franklin Parkway, San Mateo, CA 94403, is a sub-adviser to the Fund. Together, FA and its affiliates manage, as of March 15, 2015, over $880 billion in assets, and have been in the investment management business since 1947.

FA Portfolio Managers	Matthew Moberg (lead portfolio manager) and Rupert Johnson, Jr. have primary responsibility for day-to-day portfolio management of the Fund’s assets allocated to FA.

Matthew J. Moberg, CPA, is a vice president, portfolio manager and research analyst, and joined Franklin Advisers in 1999. He specialized in research analysis of Internet, media, software and gaming. Mr. Moberg earned his B.A. in history from Washington & Lee University and an M.B.A. with distinction from the University of Michigan.

Rupert H. Johnson, Jr., is the vice chairman and director of Franklin Resources, Inc. Mr. Johnson joined Franklin in 1965. Mr. Johnson is a graduate of Washington and Lee University.

Sub-Adviser	Franklin Advisory Services, LLC (“FAS”), One Parker Plaza, Ninth Floor, Fort Lee, NJ 07024, is a sub-adviser to the Fund. Together, FAS and its affiliates manage, as of March 15, 2015, over $880 billion in assets, and have been in the investment management business since 1947.

FAS Portfolio Managers	Don Taylor (lead portfolio manager), Bruce Baughman, and Nicholas Getaz have primary responsibility for day-to-day portfolio management of the Fund’s assets allocated to FAS.

Donald G. Taylor, CPA, is the president and chief investment officer for Franklin Equity Group’s US Value team. He joined Franklin Templeton in 1996. Mr. Taylor holds a B.S. in economics from the Wharton School of the University of Pennsylvania.

Bruce C. Baughman is a senior vice president and portfolio manager with Franklin Advisory Services. He joined Franklin Templeton in 1988. Mr. Baughman holds a B.A. in English from Stanford University and an M.S. in accounting from New York University.

Nicholas Getaz, CFA, is a research analyst and portfolio manager at Franklin Advisory Services, LLC. He joined Franklin Templeton in 2011. Mr. Getaz graduated from the International MBA program at the University of Memphis and holds a BA from Randolph-Macon College with majors in psychology, philosophy and English. He is a Chartered Financial Analyst® (CFA) charterholder.

Sub-Adviser	Franklin Mutual Advisers, LLC (“FMA”), 101 John F. Kennedy Parkway, Short Hills, NJ 07078, is a sub-adviser to the Fund. Together, FMA and its affiliates manage, as of March 15, 2015, over $880 billion in assets, and have been in the investment management business since 1947.

FMA Portfolio Managers	Philippe Brugere-Trelat, Peter Langerman, and Timothy Rankin have primary responsibility for day-to-day portfolio management of the Fund’s assets allocated to FMA.

Philippe Brugere-Trelat is an executive vice president of Franklin Mutual Advisers. He rejoined Franklin Mutual Advisers in 2004. Mr. Brugere-Trelat earned an M.A.in law and political science from the University of Paris, France.

Peter A. Langerman is the chairman, president and CEO of Franklin Mutual Advisers. Mr. Langerman joined a predecessor of Franklin Mutual Advisers, LLC in June 1986. Mr. Langerman graduated magna cum laude from Yale University with a B.A. in Russian Studies. He earned an M.A. in accounting from New York University Graduate School of Business and his Juris Doctor degree from Stanford University Law School.

Timothy M. Rankin, CFA, is a research analyst and a portfolio manager for Franklin Mutual Advisers. Mr. Rankin previously worked at Franklin Mutual Series from 1997 through 2004 and he rejoined the investment group in 2010. Mr. Rankin earned a B.A. in urban studies and economics from Columbia University and is a Chartered Financial Analyst® (CFA) charterholder.

LVIP UBS Large Cap Growth Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the prospectus for the LVIP UBS Large Cap Growth Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, an additional sub-adviser, portfolio managers from the new sub-adviser, and new investment strategies.

The name of the Fund will be LVIP Blended Large Cap Growth Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

Wellington Management Company LLP will be added as an additional sub-adviser to the Fund.

The following replaces the first four paragraphs under Principal Investment Strategies on page 2 and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund, under normal circumstances, invests at least 80% of its assets in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $3 billion at the time of investment. In addition, up to 20% of the Fund’s assets may be invested in foreign equity securities. Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts (“ADRs”).

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts, whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. The principal types of derivatives used by the Fund include options, futures, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain direct exposure to certain markets.

Lincoln Investment Advisors Corporation (“adviser”) serves as the investment adviser to the Fund. The adviser has selected UBS Asset Management (“UBS”) and Wellington Management (“Wellington”) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day management of the Fund’s assets that the adviser allocates to the sub-adviser. The adviser may change the allocation at any time, in its sole discretion and the percentage of each sub-adviser’s share of the Fund’s assets may change over time.

In selecting securities, UBS seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. UBS considers earnings revision trends, expected earnings growth rates, sales acceleration, price-earnings multiples and positive stock price momentum to identify companies it believes can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in current market prices.

Wellington allocates the Fund’s assets across a variety of industries, selecting companies in each industry based on the research of Wellington’s team of global industry analysts. In analyzing a prospective investment, Wellington utilizes a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of a variety of factors, including the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

The adviser intends to allocate approximately 50% of the portion of the Fund’s assets not subject to the overlay to UBS and approximately 50% of the portion of the Fund’s assets not subject to the overlay to Wellington. Such allocations are subject to change at the discretion of the adviser.

The following replaces Investment Adviser and Sub-Adviser on page 4:

Investment Adviser and Sub-Advisers

Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)

Investment Sub-Adviser: UBS Asset Management (Americas) Inc. (“UBS”)

Investment Sub-Adviser: Wellington Management Company LLP (“Wellington”)

LIA Portfolio Managers	Company Title	Experience with Fund
Kevin J. Adamson	President, Chief Operating Officer	Since September 2012
Patrick McAllister	Vice President	Since August 2015

UBS Portfolio Managers	Company Title	Experience with Fund
Peter J. Bye	Managing Director	Since September 2013

Wellington Portfolio Managers	Company Title	Experience with Fund
Cheryl M. Duckworth	Senior Managing Director and Associate Director of Global Industry Research	Since February 2016
Mark D. Mandel	Senior Managing Director and Director of Global Industry Research	Since February 2016

The following sub-adviser and portfolio manager information is added under Management and Organization on page 10:

Sub-Adviser	Wellington Management Company LLP (“Wellington Management”) is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of December 31, 2014, Wellington Management had investment management authority with respect to approximately $914 billion in assets.

Wellington Portfolio Managers	Cheryl M. Duckworth and Mark D. Mandel have primary responsibility for the Fund’s day-to-day portfolio management.

Cheryl M. Duckworth, CFA, is a Senior Managing Director and Associate Director of Global Industry Research of Wellington Management and has served as a portfolio manager for the Fund since 2016. Ms. Duckworth is located outside the U.S. and supervises and coordinates a team of global industry analysts that manage the Fund. Ms. Duckworth joined Wellington Management as an investment professional in 1994.

Mark D. Mandel, CFA, is a Senior Managing Director and Director of Global Industry Research of Wellington Management and has served as a portfolio manager for the Fund since 2016. Mr. Mandel supervises a team of global industry analysts that manage the Fund. Mr. Mandel joined Wellington Management as an investment professional in 1994.

LVIP VIP Contrafund® Managed Volatility Portfolio Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP VIP Contrafund® Managed Volatility Portfolio (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, investment strategies, and risks.

The name of the Fund will be LVIP Select Core Equity Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces the Annual Fund Operating Expenses on page 1:

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.70%	0.70%

Distribution and/or Service (12b-1) fees	None	0.35%

Other Expenses	0.10%	0.10%

Acquired Fund Fees and Expenses (AFFE) [1]	0.58%	0.58%

Total Annual Fund Operating Expenses (including AFFE)[2]	1.38%	1.73%

Less Fee Waiver and Expense Reimbursement[3]	(0.70%)	(0.70%)

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.68%	1.03%

[1] AFFE is based on estimated amounts for the current fiscal year.

[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[3] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.10% of the Fund’s average daily net assets for the Standard Class (and 0.45% for the Service Class). Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

The following table replaces the expense example on page 1:

	1 year	3 years	5 years	10 years
Standard Class	$ 69	$368	$688	$1,597

Service Class	$105	$477	$873	$1,983

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “underlying funds”), while seeking to control the level of portfolio volatility by employing an actively managed risk management overlay.

Select Core Equity Strategy. Under normal circumstances, the Fund, through the underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities. The underlying funds may invest in securities of foreign issuers, in addition to securities of domestic issuers.

Certain underlying funds invest in securities of companies whose value, in the opinion of such underlying fund’s management, is not fully recognized by the public. The types of companies in which certain underlying funds may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earning potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

Certain underlying funds invest primarily in income-producing equity securities. An emphasis on above-average income-producing equity securities tends to lead to investments in large cap “value” stocks. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Certain underlying funds also may invest in other types of equity securities and debt securities, including lower-quality debt securities.

Certain underlying fund’s management use fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund allocation is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund

The Fund intends to allocate to underlying funds including, but not limited to, the Fidelity® VIP Contrafund® Portfolio (in an amount initially expected to be 70% of the portion of the Fund’s assets not subject to the overlay) and the Fidelity® VIP Equity-Income Portfolio (in an amount initially expected to be 30% of the portion of the Fund’s assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 2 and similar text on page 7:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 2 and 7:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

The following risks are added under Principal Risks on pages 2-3:

●	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
●	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

The following replaces the information under Portfolio Managers on pages 4-5:

Portfolio Managers

The individuals responsible for the Fund’s investment into the underlying funds and the managed volatility strategy are:

LIA Portfolio Managers	Company Title	Experience with Fund
Kevin J. Adamson	President, Chief Operating Officer	Since April 2013
Patrick McAllister	Vice President	Since August 2015

The following replaces the last paragraph under Investment Objective and Principal Investment Strategies on page 7:

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its net assets in a portfolio of investments that provide exposure to equity securities only upon 60 days’ notice to shareholders.

The following replaces What is the Underlying Fund? on page 7:

What are the Underlying Funds?

The Fund operates as a “fund of funds” structure, which means that the Fund invests some or all of its assets in other mutual funds. For this structure, the Fund may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Fund also has received an exemptive order from the SEC (Release Nos. 29168 and 29196) to permit the Fund to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. Under the SEC order, the Fund may also invest in other securities and financial instruments that are not issued by mutual funds.

The Fund’s relative weightings in the underlying funds will vary over time. The Fund is not required to invest in any particular underlying fund. The adviser may add, eliminate or replace underlying funds at any time and without notice and may invest in affiliated or non-affiliated funds or other types of investment securities.

The following risks are added under Principal Risks on page 7:

Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.

Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.

The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).

In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

The information regarding the Underlying Fund Portfolio Managers on page 11 is deleted.

LVIP BlackRock Global Allocation Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Summary Prospectus for the LVIP BlackRock Global Allocation V.I. Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the Summary Prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name and investment strategy.

The name of the Fund will be LVIP BlackRock Global Allocation V.I. Managed Risk Fund. All references to the Fund’s name are revised accordingly.

The following replaces the information under Principal Investment Strategies on page 3 regarding the Managed Volatility Strategy:

Risk Management Strategy. The Fund’s risk management strategy seeks to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. Although the adviser is permitted to invest up to 20% in this strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s net assets in the strategy.

The risk management strategy consists of selling (short) (i.e. hedging) and buying (long) positions in exchange-traded futures contracts. The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The strategy is separate and distinct from any riders or features of your insurance contract.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall portfolio volatility. “Volatility” in this context means variance in the Fund’s investment returns. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the strategy. The adviser will seek to hedge currency risk involved in foreign futures contracts.

The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. Under certain circumstances, the Fund’s use of exchange-traded futures in the risk management strategy may increase its economic exposure to equity securities up to a maximum of 80% of the Fund’s assets. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Fund, which is a diversified fund, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).

The following replaces the information under Investment Objective and Principal Investment Strategies on pages 9-10 regarding the Managed Volatility Strategy:

Risk Management Strategy. The Fund’s risk management strategy seeks to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context means variance in the Fund’s investment returns. Although the adviser is permitted to invest up to 20% in this strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s net assets in the strategy.

The risk management strategy consists of selling (short) (i.e. hedging) and buying (long) positions in exchange-traded futures contracts. The strategy is separate and distinct from any riders or features of your insurance contract. The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level.

The adviser adjusts short futures positions to realign individual hedges when the adviser rebalances the portfolio’s asset allocation among underlying funds. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the strategy.

The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The Fund will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser’s evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.

Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. During or after severe market downturns, however, the Fund’s adviser will look to harvest gains on the Fund’s short futures positions and the amount of short futures held by the Fund will then decrease. The adviser will seek to hedge currency risks involved in the foreign future contracts. The adviser does not currently intend to hedge interest rate risk.

When market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the risk management strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 80% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. Federal law imposes certain limitations on the Fund’s ability to use leverage.

The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Fund, which is a diversified fund, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).

In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.

LVIP JPMorgan Mid Cap Value Managed Volatility Fund Supplement Dated January 8, 2016 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the prospectus for the LVIP JPMorgan Mid Cap Value Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016, the Fund will have a new name, additional strategies from the sub-adviser, and additional portfolio managers for the new strategies.

The name of the Fund will be LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and the information under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund, under normal circumstances, invests at least 80% of its assets in equity securities of medium-cap companies. The sub-adviser defines medium-cap companies as companies with market capitalizations equal to those within the universe of the Russell Midcap® Value Index and/or between $1 billion and $20 billion at the time of purchase. As of the date of the last reconstitution of the Russell Midcap® Value Index on June 26, 2015, the market capitalizations of the companies in the index ranged from $1.6 billion to $27.5 billion. In implementing its strategies, the sub-adviser’s investments are primarily in common stocks and real estate investment trusts (REITs) and while such investments are primarily in medium-cap companies, as described above, the sub-adviser may also invest in equity securities of companies with other capitalizations, including large-cap.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the sub-adviser may invest. To the extent the sub-adviser uses derivatives, the sub-adviser will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Lincoln Investment Advisors Corporation (“adviser”) serves as the investment adviser to the Fund. The adviser has selected JP Morgan Investment Management Inc. (“JPMorgan”) to serve as the Fund’s sub-adviser. JPMorgan is responsible for the day-to-day management of the Fund’s assets that the adviser allocates to each investment strategy. The adviser may change the allocation at any time, in its sole discretion and the percentage of the Fund’s assets allocated to each strategy may change over time.

For the “mid cap value” strategy, JPMorgan employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. JPMorgan looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong, experienced management teams.

For the “intrepid value” strategy, JPMorgan invests primarily in a broad portfolio of equity securities that JPMorgan believes have characteristics such as attractive valuations, high quality and/or strong momentum that should lead to relative outperformance. In identifying high quality securities, JPMorgan looks for profitable companies with sustainable earnings and disciplined management. In identifying securities that have strong momentum, JPMorgan looks for securities which have prices and/or earnings that have been increasing and that JPMorgan believes will continue to increase.

For the “intrepid mid cap” strategy, JPMorgan invests primarily in a broad portfolio of equity securities that JPMorgan believes are attractive based on characteristics such as valuation and momentum. In identifying securities that have attractive momentum characteristics, JPMorgan looks for securities which have prices that have been increasing and that JPMorgan believes will continue to increase.

JPMorgan may sell a security for several reasons. For example, a security may be sold due to a change in the company’s fundamentals or if the sub-adviser believes the security is no longer attractively valued. Investments may also be sold if JPMorgan identifies a stock that it believes offers a better investment opportunity.

The adviser intends to allocate approximately 70% of the portion of the Fund’s assets not subject to the overlay to the “mid cap value” strategy, approximately 15% of the portion of the Fund’s assets not subject to the overlay to the “intrepid value” strategy, and approximately 15% of the portion of the Fund’s assets not subject to the overlay to the “intrepid mid cap” strategy. Such allocations are subject to change at the discretion of the adviser.

The following portfolio managers are added to the information under Investment Adviser and Sub-Adviser on page 4:

JPMorgan Portfolio Managers	Company Title	Experience with Fund
Jason Alonzo	Managing Director	Since February 2016
Phillip D. Hart	Managing Director	Since February 2016
Dennis S. Ruhl	Managing Director	Since February 2016
Pavel Vaynshtok	Managing Director	Since February 2016

The following portfolio manager information is added under Management and Organization on page 10:

JPMorgan Portfolio Managers	Jonathan K.L. Simon, Lawrence Playford, Gloria Fu, Dennis S. Ruhl, Jason Alonzo, Pavel Vaynshtok, and Phillip D. Hart have primary responsibility for the Fund’s day-to-day portfolio management.

Jason Alonzo, is a Managing Director with JPMorgan and joined JPMorgan in 2000. He has been a member of the portfolio management team since 2003. Mr. Alonzo holds a B.S. in management/technology from Rensselaer Polytechnic Institute.

Phillip D. Hart, CFA, is a Managing Director with JPMorgan and joined JPMorgan in 2003. Prior to becoming a portfolio manager for the U.S. Behavioral Finance Equity Group in 2009, he was a qualitative research analyst within this group. Mr. Hart holds a B.A. in economics from Cornell University. He is a Chartered Financial Analyst® (CFA) Charterholder.

Dennis S. Ruhl, CFA, is a Managing Director with JPMorgan and joined JPMorgan in 1999. He is the Chief Investment Officer of the U.S. Behavioral Finance Group. Mr. Ruhl holds a B.A. in mathematics and a B.A. in computer science from Massachusetts Institute of Technology. He is a Chartered Financial Analyst® (CFA) Charterholder.

Pavel Vaynshtok, CFA, is a Managing Director of JPMorgan and joined JPMorgan in 2011. From 2004 to 2001, Mr. Vaynshtok was a portfolio manager and head of quantitative research at ING Investment Management. Mr. Vaynshtok holds a B.S. in operations research and economics from the Columbia University School of Engineering and Applied Science and an M.B.A. from the University of Michigan Business School. He is a Chartered Financial Analyst® (CFA) Charterholder.

LVIP American Global Balanced Allocation Managed Risk Fund

LVIP American Global Growth Allocation Managed Risk Fund

LVIP Global Conservative Allocation Managed Risk Fund

LVIP Global Growth Allocation Managed Risk Fund

LVIP Global Moderate Allocation Managed Risk Fund

LVIP U.S. Growth Allocation Managed Risk Fund

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund (to be known as

LVIP BlackRock Global Allocation V.I. Managed Risk Fund on February 8, 2016)

(each, a “Fund”, and together, the “Funds”)

Supplement Dated January 8, 2016

to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks.

Milliman Financial Risk Management LLC will be added as an additional sub-adviser to the Fund.

The following replaces the first three paragraphs of the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy. The Fund’s risk management strategy seeks to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. Although the adviser is permitted to allocate up to 20% of the Fund’s assets to the risk management strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy.

The risk management strategy consists of selling (short) (i.e. hedging) and buying (long) positions in exchange-traded futures contracts. Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman will regularly adjust the level of exchange-traded futures contracts to manage the overall portfolio volatility. “Volatility” in this context means variance in the Fund’s investment returns. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the strategy. Milliman will seek to hedge currency risk involved in foreign futures contracts.

The following replaces Risk Management Strategy Risk under Principal Risks:

●	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the overlay manager’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

The following is added under Investment Adviser:

Investment Sub-Adviser: Milliman Financial Risk Management LLC (“Milliman”)

Milliman Portfolio Managers	Company Title	Experience with Fund
Zachary Brown	Portfolio Manager	Since May 2016
Jeff Greco	Portfolio Manager	Since May 2016
Adam Schenck	Director of Portfolio Management	Since May 2016

The following replaces the first five paragraphs of the discussion of the “Risk Management Strategy” under Investment Objective and Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman as sub-adviser to the Fund to implement the risk management strategy. The Fund’s risk management strategy seeks to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context means variance in the Fund’s investment returns. Although the adviser is permitted to allocate up to 20% of the Fund’s assets to the risk management strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy.

The risk management strategy consists of selling (short) (i.e. hedging) and buying (long) positions in exchange-traded futures contracts. The risk management strategy is separate and distinct from any riders or features of your insurance contract. Milliman will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall net risk level.

Milliman adjusts short futures positions to realign individual hedges when the adviser rebalances the portfolio’s asset allocation among underlying funds. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the strategy.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The Fund will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.

Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. During or after severe market downturns, however, Milliman will look to harvest gains on the Fund’s short futures positions and the amount of short futures held by the Fund will then decrease. Milliman does not currently intend to hedge interest rate risk.

The following replaces the sixth and seventh paragraphs of the discussion of the “Risk Management Strategy” under Investment Objective and Principal Investment Strategies in the LVIP American Global Growth Allocation Managed Risk Fund, LVIP Global Growth Allocation Managed Risk Fund, LVIP U.S. Growth Allocation Managed Risk Fund, and LVIP BlackRock Global Allocation V.I. Managed Volatility Fund prospectus:

When market volatility is below Milliman’s target volatility level, the Fund may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the Fund’s use of exchange-traded futures in the risk management strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 80% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. Federal law imposes certain limitations on the Fund’s ability to use leverage.

The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The following replaces the sixth and seventh paragraphs of the discussion of the “Risk Management Strategy” under Investment Objective and Principal Investment Strategies in the LVIP Global Conservative Allocation Managed Risk Fund prospectus:

When market volatility is below Milliman’s target volatility level, the Fund may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the Fund’s use of exchange-traded futures in the risk management strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 50% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. Federal law imposes certain limitations on the Fund’s ability to use leverage.

The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The following replaces the sixth and seventh paragraphs of the discussion of the “Risk Management Strategy” under Investment Objective and Principal Investment Strategies in the LVIP American Global Balanced Allocation Managed Risk Fund prospectus:

When market volatility is below Milliman’s target volatility level, the Fund may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the Fund’s use of exchange-traded futures in the risk management strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 60% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. Federal law imposes certain limitations on the Fund’s ability to use leverage.

The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The following replaces the sixth and seventh paragraphs of the discussion of the “Risk Management Strategy” under Investment Objective and Principal Investment Strategies in the LVIP Global Moderate Allocation Managed Risk Fund prospectus:

When market volatility is below Milliman’s target volatility level, the Fund may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the Fund’s use of exchange-traded futures in the risk management strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 70% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. Federal law imposes certain limitations on the Fund’s ability to use leverage.

The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The following replaces Risk Management Strategy Risk under Principal Risks:

Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the overlay manager’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models. In low volatility markets the risk management strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the risk management strategy (through the purchases of exchange-traded futures) during rapid or extreme market events. Such inefficiency in implementation could cause the Fund to lose more money than investing without the risk management strategy or not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retracts such sell-off. Any one of these factors could impact the success of the risk management strategy, and the Fund may not perform as expected.

The following information is added to the third paragraph of Investment Adviser under Management and Organization:

Additionally, LIA may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LIA from its management fee.

The following information is added below the information regarding the LIA Portfolio Managers under Management and Organization:

Sub-Adviser	Milliman Financial Risk Management LLC (“Milliman”), 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606. Milliman is a wholly-owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $155 billion in assets as of September 30, 2015.

Milliman Portfolio Managers	Zachary Brown, Jeff Greco, and Adam Schenck have primary responsibility for the day-to-day management of the Fund’s risk management overlay.

Zachary Brown, CFA, is a Portfolio Manager with Milliman and joined Milliman in 2009. Mr. Brown holds a B.A. in economics and history from Northwestern University. He is a Chartered Financial Analyst® (CFA) Charterholder.

Jeff Greco, is a Portfolio Manager with Milliman and joined Milliman in 2012. Prior to joining Milliman, Mr. Greco was a risk management professional at Citadel LLC. He also serves as an adjunct professor for the University of Chicago’s Financial Mathematics graduate program. Mr. Greco holds a B.S. and M.S. in mathematics from Carnegie Mellon University and a M.S. in applied mathematics from the University of Chicago.

Adam Schenck, CFA, is Director of Portfolio Management with Milliman and joined Milliman in 2005. Mr. Schenck holds a B.S. in mathematics and computer science from Eckerd College and a M.S. in financial mathematics from The University of Chicago. He is a Chartered Financial Analyst® (CFA) Charterholder.

LVIP Managed Risk Profile 2010 Fund

LVIP Managed Risk Profile 2020 Fund

LVIP Managed Risk Profile 2030 Fund

LVIP Managed Risk Profile 2040 Fund

LVIP Managed Risk Profile 2050 Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated January 8, 2016

to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective May 1, 2016, the Fund will have an additional sub-adviser and portfolio managers from the new sub-adviser.

Milliman Financial Risk Management LLC will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy. The Fund may allocate up to 20% of the Fund’s net assets in the risk management strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context means variance in the Fund’s investment returns. Although the adviser may allocate up to 20% of the Fund’s net assets to the risk management strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. Milliman will seek to hedge currency risk involved in foreign futures contracts.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Milliman will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based on the adviser’s evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.

Milliman will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall portfolio volatility. The Fund’s target volatility will adjust over time in relation to the target date. The risk management strategy would allow for more volatility of the Fund’s returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund’s returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. On at least an annual basis, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This is designed to ensure that the risk management strategy aligns the Fund’s portfolio volatility with Milliman’s current assessment of overall equity market risk and general economic climate.

The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The following replaces Risk Management Strategy Risk under Principal Risks:

●	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the overlay manager’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

The following is added under Investment Adviser:

Investment Sub-Adviser: Milliman Financial Risk Management LLC (“Milliman”)

Milliman Portfolio Managers	Company Title	Experience with Fund
Zachary Brown	Portfolio Manager	Since May 2016
Jeff Greco	Portfolio Manager	Since May 2016
Adam Schenck	Director of Portfolio Management	Since May 2016

The following replaces the discussion of the “Risk Management Strategy” under Investment Objective and Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman as sub-adviser to the Fund to implement the risk management strategy. The adviser may allocate up to 20% of the Fund’s net assets to Milliman for investment in the risk management strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context means variance in the Fund’s investment returns. Although the adviser is permitted to allocate up to 20% of the Fund’s net assets to the risk management strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy.

Milliman will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall volatility. Milliman also adjusts short futures positions to realign individual hedges when the adviser rebalances the portfolio’s asset allocation among underlying funds. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The risk management strategy is separate and distinct from any riders or features of your insurance contract. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. Milliman will seek to hedge currency risk involved in foreign futures contracts primarily through the use of exchange-traded currency futures contracts. In addition, under certain market conditions, Milliman reserves the right to purchase or sell exchange-traded interest rate futures to manage interest rate risks in the portfolio.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Milliman will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.

Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. During or after severe market downturns, however, Milliman will look to harvest gains on the Fund’s short futures positions and the amount of short futures held by the Fund will then decrease. The Fund’s target volatility will adjust over time in relation to the target date. The strategy would allow for more volatility of the Fund’s returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund’s returns as the investor reaches retirement and as the investor ages. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions.

In addition to holding short positions in exchange-traded futures, Milliman may periodically purchase exchange-traded futures contracts (a “long” position in futures) to increase the overall level of economic exposure to equity securities held by the Fund, typically where the Fund is holding idle cash that is awaiting investment in underlying funds. However, at no time will the Fund’s use of futures override or change the Fund’s maximum target allocation to equity securities.

The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The following replaces Risk Management Strategy Risk under Principal Risks:

Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the overlay manager’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models. In low volatility markets the risk management strategy may not mitigate losses. In addition, the sub-adviser may not be able to effectively implement the risk management strategy (through the purchases of exchange-traded futures) during rapid or extreme market events. Such inefficiency in implementation could cause the Fund to lose more money than investing without the risk management strategy or not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retracts such sell-off. Any one of these factors could impact the success of the risk management strategy, and the Fund may not perform as expected.

The following information is added to the third paragraph of Investment Adviser under Management and Organization:

Additionally, LIA may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LIA from its management fee.

The following information is added below the information regarding the LIA Portfolio Managers under Management and Organization:

Sub-Adviser	Milliman Financial Risk Management LLC (“Milliman”), 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606. Milliman is a wholly-owned subsidiary of Milliman, Inc. Milliman provides investment advisory, hedging, and consulting services on approximately $155 billion in assets as of September 30, 2015.

Milliman Portfolio Managers	Zachary Brown, Jeff Greco, and Adam Schenck have primary responsibility for the day-to-day management of the Fund’s risk management overlay.

Zachary Brown, CFA, is a Portfolio Manager with Milliman and joined Milliman in 2009. Mr. Brown holds a B.A. in economics and history from Northwestern University. He is a Chartered Financial Analyst® (CFA) Charterholder.

Jeff Greco, is a Portfolio Manager with Milliman and joined Milliman in 2012. Prior to joining Milliman, Mr. Greco was a risk management professional at Citadel LLC. He also serves as an adjunct professor for the University of Chicago’s Financial Mathematics graduate program. Mr. Greco holds a B.S. and M.S. in mathematics from Carnegie Mellon University and a M.S. in applied mathematics from the University of Chicago.

Adam Schenck, CFA, is Director of Portfolio Management with Milliman and joined Milliman in 2005. Mr. Schenck holds a B.S. in mathematics and computer science from Eckerd College and a M.S. in financial mathematics from The University of Chicago. He is a Chartered Financial Analyst® (CFA) Charterholder.

LVIP American Century VP Mid Cap Value Managed Volatility Fund

LVIP BlackRock Emerging Markets Managed Volatility Fund

LVIP BlackRock Equity Dividend Managed Volatility Fund

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

LVIP ClearBridge Large Cap Managed Volatility Fund

LVIP ClearBridge Variable Appreciation Managed Volatility Fund

LVIP Dimensional International Core Equity Managed Volatility Fund

LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund

LVIP Franklin Mutual Shares VIP Managed Volatility Fund

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

LVIP Invesco V.I. Comstock Managed Volatility Fund

LVIP Ivy Mid Cap Growth Managed Volatility Fund

LVIP JPMorgan Mid Cap Value Managed Volatility Fund

LVIP MFS International Growth Managed Volatility Fund

LVIP Multi-Manager Global Equity Managed Volatility Fund

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

LVIP SSgA International Managed Volatility Fund

LVIP SSgA Large Cap Managed Volatility Fund

LVIP SSgA Small-Cap Managed Volatility Fund

LVIP Templeton Growth Managed Volatility Fund

LVIP UBS Large Cap Growth Managed Volatility Fund

LVIP VIP Contrafund® Managed Volatility Portfolio

LVIP VIP Mid Cap Managed Volatility Portfolio

(each, a “Fund”, and together, the “Funds”)

Supplement Dated January 8, 2016

to the Prospectus dated May 1, 2015

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Effective May 1, 2016, the LVIP BlackRock Equity Dividend Managed Volatility Fund will have a new name, LVIP BlackRock Dividend Value Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

Revisions to the prospectus for the LVIP Funds listed above (each a “Fund”):

Effective May 1, 2016, the Fund will have an additional sub-adviser, portfolio managers from the new sub-adviser and revised risks. The LVIP SSgA Global Tactical Allocation Managed Volatility Fund for which SSGA FM serves as sub-adviser will have additional portfolio managers and revised risks.

SSGA Funds Management, Inc. will be added as an additional sub-adviser to the Fund.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

When market volatility is below the target volatility level, SSGA FM may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, SSGA FM’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following replaces Risk Management Strategy Risk under Principal Risks:

●	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the sub-adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.

The following is added to Investment Adviser and Sub-Adviser:

Investment Sub-Adviser: SSGA Funds Management, Inc. (“SSGA FM”)

SSGA FM Portfolio Managers	Company Title	Experience with Fund
Timothy Furbush	Vice President	Since May 2016
Lorne Johnson	Vice President	Since May 2016
Marin Lolic	Principal	Since May 2016

The following replaces the discussion of the “Managed Volatility Strategy”under Investment Objective and Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA FM as sub-adviser to the Fund to implement the managed volatility strategy. SSGA FM will also employ an actively managed risk-management overlay. This managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and/or foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser may allocate up to 20% of the Fund’s net assets to the managed volatility strategy, under normal market conditions the adviser generally expects to allocate less than 10% of the Fund’s net assets to the strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM will seek to manage currency risk involved in foreign futures contracts.

SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. SSGA FM will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based upon SSGA FM’s evaluation of market volatility. The short futures contracts increase in value as equity markets decline. The amount of exchange-traded futures will fluctuate frequently based upon market conditions.

When market volatility is below SSGA FM’s target volatility level, the Fund may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the Fund’s use of exchange-traded futures in the managed volatility strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% of the Fund’s assets (except for the LVIP Invesco Diversified Equity-Income Managed Volatility Fund and LVIP SSgA Global Tactical Allocation Managed Volatility Fund, which may be up to a maximum of 80% of the Fund’s assets). The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. SSGA FM’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchanged-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The following replaces Risk Management Strategy Risk under Principal Risks:

Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the overlay manager’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models. In low volatility markets the risk management strategy may not mitigate losses. In addition, the overlay manager may not be able to effectively implement the risk management strategy (through the purchases of exchange-traded futures) during rapid or extreme market events. Such inefficiency in implementation could cause the Fund to lose more money than investing without the risk management strategy or not realize potential gains. Even effective implementation of the models may result in underperformance by the Fund in certain markets such as a strong increasing market or a “v-shaped” market. A “v-shaped” market is characterized by a sharp market sell-off followed by a strong market rally that retracts such sell-off. Any one of these factors could impact the success of the risk management strategy, and the Fund may not perform as expected.

The following information is added to the third paragraph of Investment Adviser under Management and Organization of the prospectuses of the Funds, except the LVIP BlackRock Emerging Markets Managed Volatility Fund, LVIP BlackRock Equity Dividend Managed Volatility Fund, LVIP BlackRock U.S. Opportunities Managed Volatility Fund, LVIP Ivy Mid Cap Growth Managed Volatility Fund, LVIP JPMorgan Mid Cap Value Managed Volatility Fund, LVIP Templeton Growth Managed Volatility Fund, and LVIP UBS Large Cap Growth Managed Volatility Fund:

Additionally, LIA may hire one or more sub-advisers who are responsible for the day-to-day investment management of the Fund’s risk management strategy. The sub-advisers are paid by LIA from its management fee.

The following information is added below the information regarding the Portfolio Managers under Management and Organization:

Sub-Adviser	SSGA Funds Management, Inc. (“SSGA FM”) is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of September 30, 2015 SSGA FM had over $362.96 billion in assets under management. SSGA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSGA”), the investment management arm of State Street Corporation. As of September 30, 2015, SSGA had approximately $2.20 trillion in assets under management.

SSGA FM Portfolio Managers	Timothy Furbush, Lorne Johnson, and Marin Lolic have primary responsibility for the Fund’s day-to-day portfolio management.

Timothy Furbush, CFA, CMT, is a Vice President of SSGA FM and SSGA and a Senior Portfolio Manager in SSGA’s Investment Solutions Group (ISG). Since rejoining SSGA in 2007, he has been responsible for developing and implementing customized investment approaches for clients, including strategic and tactical global balanced funds as well as equitization and overlay strategies. Mr. Furbush holds a B.S. from Stonehill College, an M.S. in Finance from the Sawyer School of Management of Suffolk University. He is a Chartered Financial Analyst® (CFA) Charterholder and is a member of the CFA Institute, the Boston Securities Analysts Society and the Market Technicians Society.

Lorne Johnson, PhD, is a Vice President of SSGA FM and SSGA and a Senior Portfolio Manager in SSGA’s ISG where he specializes in investment strategy for the group and the development and enhancement of the quantitative and fundamental tactical asset allocation process. Mr. Johnson joined SSGA in 2011. Mr. Johnson holds a Ph.D. in Economics from the University of Washington.

Marin Lolic, is a Principal of SSGA FM and SSGA and a Portfolio Manager in SSGA’s ISG. He is responsible for the development and management of asset allocation solutions, including tactical asset allocation strategies and exposure management (overlay) strategies. He joined SSGA in 2013 as a member of the Global Graduate Rotational Program; his first rotation with the program was in investment risk. Prior to joining SSGA, he worked as an Investment Analyst at Morgan Stanley Investment Management from 2009 – 2011. Mr. Lolic holds a B.S. in finance and international business from Georgetown University and a M.B.A. from Columbia Business School. He has completed Level III of the Chartered Financial Analyst® (CFA) curriculum.